COLUMBIA FUNDS SERIES TRUST I

Columbia Select Large Cap Growth Fund

(the “Fund”)

Supplement dated April 15, 2009 to the

Statement of Additional Information dated August 1, 2008,

as revised September 30, 2008

Effective March 27, 2009, the section entitled “Investment Advisory and Other Services – The Advisor and Investment Advisory Services” is revised as follows:

1.	The following is added to the table under the heading “Portfolio Manager(s) of the Advisor”:

Portfolio Manager	Fund
Richard A. Carter	Select Large Cap Growth Fund
Todd D. Herget	Select Large Cap Growth Fund

2.	The following is added to the table under the heading “Performance Benchmarks”:

Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group
Richard A. Carter	Select Large Cap Growth Fund	Russell 1000 Growth Index	Lipper Large Cap Growth Funds Classification
Todd D. Herget	Select Large Cap Growth Fund	Russell 1000 Growth Index	Lipper Large Cap Growth Funds Classification

3.	The following is added to the table under the heading “Other Accounts Managed by the Portfolio Manager(s)”:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Richard A. Carter*(aa)	1	$29 million	0	$0	2,014	$720 million
Todd D. Herget*(bb)	0	$0	0	$0	1,972	$762 million

*Account information is provided as of January 31, 2009.

(aa)	“Other SEC-registered open-end and closed-end funds” represents funds other than Select Large Cap Growth Fund.
(bb)	“Other SEC-registered open-end and closed-end funds” represents funds other than Select Large Cap Growth Fund.

4.	The following is added to the table under the heading “Other Accounts Managed by the Portfolio Manager(s) for which the Advisory Fee is Based on Performance”:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Richard A. Carter*(aa)	0	$0	0	$0	1	$120 million
Todd D. Herget*(bb)	0	$0	0	$0	1	$120 million

*Account information is provided as of January 31, 2009.

(aa)	“Other SEC-registered open-end and closed-end funds” represents funds other than Select Large Cap Growth Fund.
(bb)	“Other SEC-registered open-end and closed-end funds” represents funds other than Select Large Cap Growth Fund.

5.	The following is added to the table under the heading “Portfolio Manager Ownership of the Funds as of March 31, 2008”:

Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned
Richard A. Carter*	Select Large Cap Growth Fund	$1 - $10,000(a) $1 - $10,000(b)
Todd D. Herget*	Select Large Cap Growth Fund	$10,001 - $50,000(a) $10,001 - $50,000(b)

*	Account information is provided as of January 31, 2009.
(a)	Excludes any notional investments.
(b)	Notional investments through a deferred compensation account.

Shareholders should retain this Supplement for future reference.

INT-50/11933-0409